Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 10,321,144	$ 6,152,354
Provision of expected credit loss	(2,355,443)	(680,922)
Accounts receivable, net	$ 7,965,701	$ 5,471,432